Business Developments - Narrative (Details) - JPY (¥) ¥ in Millions			1 Months Ended	6 Months Ended			12 Months Ended
	Jun. 01, 2023	Dec. 01, 2022	Aug. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Aug. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank				¥ 0	¥ 209,107
Assets reclassified, excluding cash and cash equivalents				0	1,794,976
Liabilities reclassified				0	2,592,893
Goodwill				378,323	¥ 341,022	¥ 303,611	¥ 296,772
HC Consumer Finance Philippines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of voting interests acquired	100.00%
Payment in cash	¥ 61,605
Assets acquired	130,640
Liabilities acquired	95,448
Goodwill	¥ 26,328
MUFG Union Bank | HC Consumer Finance Philippines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of voting interests acquired	25.00%
Krungsri | HC Consumer Finance Philippines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of voting interests acquired	75.00%
MUAH | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration period								5 years
Payments of dividends		¥ 636,800
Shares of U.S. Bancorp common stock received
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash divestiture, consideration received		¥ 276,100
U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
NCI ownership percentage		3.00%	4.39%
U.S. Bancorp | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares acquired (in shares)			24,000,000
Consideration transferred			¥ 136,800
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank						¥ 134,141	¥ 134,141
Income (loss) from discontinued operation before income tax				346,781
Cash proceeds from divestiture of businesses		¥ 754,000
Contingent consideration				¥ 464,500
Contingent consideration period				5 years
Contingent consideration, discounted present value				¥ 396,600
Pretax gain on sale		557,954
Disposal Group, Including Discontinued Operation, Interest deposits in other banks		2,251,300
Assets reclassified, excluding cash and cash equivalents		13,935,600
Disposal Group, Including Discontinued Operation, Investment Securities		3,123,300
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		7,567,700
Liabilities reclassified		13,128,000
Disposal Group, Including Discontinued Operation, Deposits Payable		¥ 11,789,900
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank | U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash proceeds from diversiture of business, shares (in shares)		44,374,155